Intangible assets, net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of licensed software, capitalized development costs, platform system, and land use rights. The following table summarizes the components of acquired intangible asset balances as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Licensed software	$3,134,481	$2,899,801
Capitalized development costs	5,617,060	6,079,463
Platform system	41,466	44,880
Customer relationships	159,485	172,614
Land use rights*	—	—
Less: accumulated amortization	(3,985,273)	(3,095,844)
Less: impairment for software	(2,410,458)	(1,322,433)
Intangible assets, net	$2,556,761	$4,778,481

Amortization expense for the years ended December 31, 2022, 2021 and 2020 amounted to $1,153,017, $959,589 and $397,744 respectively.

Amortization expense of capitalized development costs was $838,291, $838,291 and $361,353 during the years ended December 31, 2022, 2021 and 2020, respectively. The carrying value of capitalized development costs at December 31, 2022, 2021 and 2020 was $1,619,930, $3,443,642 and $3,468,617, respectively. The Company recorded impairment on capitalized development cost of $1.3 million for the year ended December 31, 2021 as the carrying value of our long-lived assets exceed future cashflows expected to be generated as a result of reduced profit projection due to resurgence of COVID-19 in first quarter of 2022 that caused business interruption for our customers. The Company further recorded impairment of capitalized development cost of $1.2 million for the year ended December 31, 2022 as carrying value of our long-lived assets exceed future cashflows expected to be generated as a result of upgrading of similar products in the market.

The estimated amortization is as follows:

Twelve months ending December 31,	Estimated amortization expense

2023	$804,653
2024	794,842
2025	683,833
2026	256,103
2027	17,330
Thereafter	—
Total	$2,556,761